Impairment Testing	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 12 - Impairment Testing

Note 12 - Impairment Testing

Impairment testing for intangible assets with an indefinite useful life

Goodwill - The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash-generating units, the level of which is lower than the operating segment. The examination of impairment of the carrying amount of the goodwill is made accordingly.

Trademarks - For impairment testing purpose, the trademarks with indefinite useful life were allocated to the cash-generating units, which represent the lowest level within the Company.

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2019	2018
$ millions	$ millions

Goodwill
Phosphate Solutions	123	127
Industrial Products	91	92
Innovative Ag. Solutions	70	71
Potash	18	19
	302	309
Trademarks
Industrial Products, United States	13	13
Phosphate Solutions, United States	12	12
Industrial Products, Europe	7	5
	32	30

	334	339

Note 12 - Impairment Testing (cont’d)

Impairment testing for intangible assets with an indefinite useful life (cont’d)

The Company conducted its annual impairment test of goodwill during the fourth quarter and did not identify any impairment. The recoverable amount of the operating segments was determined based on their value in use, which is an internal valuation of the discounted future cash flows generated from the continuing operations of the operating segments.

The future cash flow of each operating segment was based on the segment approved five-year plan, which includes the segment estimations for revenues, operating income and other factors, such as working capital and capital expenditures. The segments' projections were based, among other things, on the assumed sales volume growth rates based on long-term expectations, internal selling prices and raw materials prices based on external data sources, when applicable and relevant.

The key assumptions used to calculate the operating segments' recoverable amounts are the nominal after‑tax discount rate of 8% and the long‑term growth rate of 2%, reflecting the industries and markets the Company is engaged in.

Following are the breakeven discount rates for each segment:

Breakeven nominal after-tax discount rate

Industrial Products	22.8%
Potash	13.2%
Innovative Ag. Solutions	11.4%
Phosphate Solutions	10.6%